Equity reserves - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	13,482,427	12,578,625
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 2.22	$ 2.52
Number of share options granted in share-based payment arrangement | Share	3,803,700	2,739,802
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.99	$ 1.08
Number of share options exercised in share-based payment arrangement | Share	(403,116)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 1.09
Number of share options cancelled/expired in share-based payment arrangement | Share	(4,314,649)	(1,836,000)
Weighted average exercise price of share options cancelled/expired in share-based payment arrangement | $	$ 2.07	$ 2.48
Number of share options outstanding in share-based payment arrangement at end of period | Share	12,568,362	13,482,427
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 1.93	$ 2.22